LEASE LIABILITY (Details)	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CAD ($)
LEASE LIABILITY
Lease obligations, beginning	$ 2,582,484		$ 0
Additions		$ 922,395	2,631,837
Acquisition of a subisidiary	101,333
Interest expense	223,798		46,171
Lease payments	(501,365)		(95,524)
Lease obligations, ending	3,328,645		2,582,484
Current	438,856		253,205
Long-term	2,889,789		2,329,279
Total	$ 3,328,645		$ 2,582,484